Investment Risks - Russell Investments Alternatives Diversifier Fund	Oct. 20, 2026
Hedge Ineffectiveness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Hedge Ineffectiveness Risk. The Fund may use hedges or offsetting positions intended to reduce risk or improve the risk profile of a strategy. Hedges may not perform as expected because of incorrect sizing, timing or market relationships, and may reduce gains, increase costs or cause losses. There can be no assurance that any hedge or offsetting position will protect the Fund from loss.

Long and Short Positions Risk [Member]
Prospectus [Line Items]
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Long and Short Positions Risk. The Fund may take both long and short positions across multiple asset classes and markets. Long positions may decline in value and short positions may increase in value, causing losses. Short positions may involve substantial or theoretically unlimited losses. Long and short positions may also increase portfolio turnover, transaction costs, margin requirements and the complexity of the Fund’s risk profile.

Multi Asset Tactical Trading Risk [Member]
Prospectus [Line Items]
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Multi-Asset Tactical Trading Risk. The Fund’s tactical trading strategy may involve positions across equities, interest rates, commodities, currencies, futures and other markets. These markets may respond differently to economic, political, monetary, liquidity or other market developments, and a money manager may incorrectly assess the direction, timing or magnitude of market movements. Losses may occur across multiple asset classes at the same time, particularly during periods of market stress or when historical market relationships break down.

Trend Following Strategies Risk [Member]
Prospectus [Line Items]
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Trend-Following Strategies Risk. Trend-following strategies seek to identify and profit from sustained upward or downward price movements, but such trends may not develop, may be short-lived or may reverse suddenly. These strategies may perform poorly in range-bound, choppy, low-volatility or whipsaw markets (where price movements trigger trading signals and then quickly reverse) and may result in increased trading, transaction costs and losses. Managed futures strategies may perform poorly during periods when futures markets are trendless, volatile in a non-directional manner, subject to rapid reversals or affected by government, central bank or regulatory intervention. Managed futures exposure may also create substantial variation in the Fund’s returns over short periods.

Convexity and Tail Risk Hedging Strategies Risk [Member]
Prospectus [Line Items]
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Convexity and Tail Risk Hedging Strategies Risk. The Fund may use downside hedges, long gamma positions, options structures or other convexity-oriented positions intended to increase the Fund’s responsiveness to severe market selloffs, sharp volatility spikes or other extreme events. These positions may not perform as expected and may expire worthless, decline in value or fail to offset losses in other parts of the Fund.

Volatility Strategies Risk [Member]
Prospectus [Line Items]
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Volatility Strategies Risk. The Fund may use strategies that seek to generate returns from changes in realized or implied volatility, volatility relationships, or other volatility-related market characteristics. These strategies may perform poorly when volatility behaves differently than expected and may be highly sensitive to changes in market prices, time to expiration, interest rates, dividends, liquidity, market positioning and market stress. Volatility strategies may involve long-volatility, short-volatility, relative value, dispersion, correlation, cross-asset or dynamic positioning strategies and may experience substantial losses if volatility relationships or market conditions change unexpectedly. Long-volatility positions may involve ongoing costs and negative carry that reduce returns over time, while short-volatility exposure may result in large or rapidly increasing losses during periods of market stress or rising volatility. Volatility instruments and related structures may be complex, less liquid than anticipated and subject to sudden repricing.

Carry Mitigation and Funding Strategy Risk [Member]
Prospectus [Line Items]
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Carry Mitigation and Funding Strategy Risk. The Fund may use carry-generating, relative value or other funding trades intended to offset some of the cost of maintaining long-volatility exposure. These trades may not generate sufficient returns to offset negative carry and may create losses, particularly during periods of market stress or rising volatility. Carry mitigation and funding positions may also reduce the Fund’s intended convexity or defensive characteristics during stressed markets and may increase losses rather than offset the cost of maintaining long-volatility exposure.

Derivatives [Member]
Prospectus [Line Items]
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Derivatives. Investments in derivative instruments can pose additional, and often greater, risks than investing directly in conventional securities, currencies or other instruments. The Fund may lose more than the amount initially invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are generally subject to a number of risks including leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Commodity Risk [Member]
Prospectus [Line Items]
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Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Non U S and Emerging Markets Securities [Member]
Prospectus [Line Items]
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Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic, social and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

Equity Securitiess [Member]
Prospectus [Line Items]
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Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.

Fixed Income Securitiess [Member]
Prospectus [Line Items]
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Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Government Issued or Guaranteed Securities U S Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	● Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Non U S and Emerging Markets Debt [Member]
Prospectus [Line Items]
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Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political, economic or social conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

Currency Risk [Member]
Prospectus [Line Items]
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Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Liquidity Risk [Member]
Prospectus [Line Items]
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Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.

Illiquid Investments [Member]
Prospectus [Line Items]
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Illiquid Investments. An illiquid or less liquid investment may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the investment if it was sold at a lower price than that at which it had been valued.

Global Financial Markets Risk [Member]
Prospectus [Line Items]
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Global Financial Markets Risk. Global financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including wars and armed conflicts, tariffs, natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.

Active Management [Member]
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Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies.

Multi Manager Approach [Member]
Prospectus [Line Items]
Risk [Text Block]
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Multi-Manager Approach. While the investment strategies employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Fundamental Investing Risk [Member]
Prospectus [Line Items]
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Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Quantitative Investing and Models [Member]
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Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Distressed Securities [Member]
Prospectus [Line Items]
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Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, the Fund may lose all of its investment in the distressed securities.

Rights and Warrants [Member]
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Rights and Warrants. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.

Convertible Securities [Member]
Prospectus [Line Items]
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Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stocks. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk that the Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.

Money Market Securities Including Commercial Paper [Member]
Prospectus [Line Items]
Risk [Text Block]	● Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
Repurchase Agreementss [Member]
Prospectus [Line Items]
Risk [Text Block]	● Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
Reverse Repurchase Agreements [Member]
Prospectus [Line Items]
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Reverse Repurchase Agreements. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. The Fund may lose money if the market value of the security transferred by the Fund declines below the repurchase price.

Yankee Bonds and Yankee CDs [Member]
Prospectus [Line Items]
Risk [Text Block]	● Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
Synthetic Foreign Equity Fixed Income Securities [Member]
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Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Variable and Floating Rate Securities Risk [Member]
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Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Securities of Other Investment Companies [Member]
Prospectus [Line Items]
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Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.

Depositary Receipts [Member]
Prospectus [Line Items]
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Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Currency Trading Risk [Member]
Prospectus [Line Items]
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Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Tax Risk [Member]
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Tax Risk. The tax treatment of the Fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. Because the Subsidiary is a controlled foreign corporation, any gains received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Subsidiary Risk [Member]
Prospectus [Line Items]
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Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is generally not subject to all of the investor protections of the 1940 Act. Furthermore, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Fund. The cost of investing in the Fund will be higher because the Fund bears the expenses of the Subsidiary.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.

New Fund Risk [Member]
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New Fund Risk. The Fund is a new Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

Impact of Large Redemptions Including Possible Fund Liquidation [Member]
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Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund may be used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Cyber Security and Other Operational Risks [Member]
Prospectus [Line Items]
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Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.

U S and Non U S Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
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U.S. and Non-U.S.Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.

Non Investment Grade Debt Securities High Yield or Junk Bonds [Member]
Prospectus [Line Items]
Risk [Text Block]	● Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
Alternative Investment Strategies Risk [Member]
Prospectus [Line Items]
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Alternative Investment Strategies Risk. The Fund may use alternative investment strategies that involve investment techniques and risks different from those of more traditional mutual funds. These strategies may involve, among other things, complex combinations of systematic trend signals, managed futures strategies, multi-asset trading, derivatives-based exposures, volatility-related strategies, relative value trades, carry mitigation techniques, dynamic position adjustments and tail risk hedging. These strategies may be more difficult to implement successfully than traditional long-only strategies and may perform differently than expected in rising, falling, range-bound, volatile or illiquid markets. Strategy complexity may increase the risk of implementation errors, unintended exposures, ineffective hedging, inaccurate risk measurement, liquidity constraints, higher transaction costs and operational failures. The Fund’s performance may be driven by multiple interacting factors, and losses may occur for reasons that are difficult to identify or anticipate. There can be no assurance that the Fund’s alternative investment strategies will achieve their intended results, reduce volatility, provide diversification, offset losses from other investments or generate positive returns. The Fund may allocate assets among strategies because they are expected to behave differently across market environments. Correlations among strategies, markets and instruments are not stable and may change quickly, particularly during periods of market stress, deleveraging, rapid reversals or reduced liquidity. Strategies expected to diversify one another may experience losses at the same time, and positions intended to offset or hedge one another may fail to do so. The Fund may emphasize strategies that underperform, reduce exposure to strategies that later perform well, or reallocate at unfavorable times.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
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Non-Diversification Risk. Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.